Non-controlling interests - Disclosure of non-controlling interests by instruments (Details) £ in Millions, ¥ in Billions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 GBP (£)
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 660		£ 968
Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	529		529
Preference shares | US Dollar Preference Shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	318		318
Preference shares | Euro Preference Shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	211		211
Upper Tier 2 instruments | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	126		438
Upper Tier 2 instruments | Undated Floating Rate Primary Capital Notes Series 1 | Barclays Bank PLC | Floating interest rate
Disclosure of classes of share capital [line items]
Non-controlling interests	0		93
Upper Tier 2 instruments | Undated Floating Rate Primary Capital Notes Series 2 | Barclays Bank PLC | Floating interest rate
Disclosure of classes of share capital [line items]
Non-controlling interests	0		179
Upper Tier 2 instruments | 5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 39		39
Interest rate	5.03%	5.03%
Notional amount | ¥		¥ 8
Upper Tier 2 instruments | 5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 53		53
Interest rate	5.00%	5.00%
Notional amount | ¥		¥ 12
Upper Tier 2 instruments | 9% Permanent Interest Bearing Capital Bonds (£100m) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 0		40
Interest rate	9.00%	9.00%
Notional amount	£ 100
Upper Tier 2 instruments | 6.125% Undated Subordinated Notes (£550m) | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests	£ 34		£ 34
Interest rate	6.125%	6.125%
Notional amount	£ 550